Loans And Financing - Disclosure of detailed information about lease liabilities explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About lease liabilities [Line Items]
Beginning balance, Lease liabilities	$ 64.7	$ 38.6	$ 57.6
Additions	14.4	27.8	18.1
Additions - business combination		1.6
Disposals	(1.7)	(3.8)	(17.3)
Interest expense	3.0	2.8	6.0
Payments	(10.4)	(9.0)	(11.8)
Assets and liabilities held for sale		9.4	(9.4)
Translation adjustments	(6.2)	(2.7)	(4.6)
Ending balance, Lease liabilities	63.8	64.7	38.6
Current portion	11.5	11.4	5.0
Non-current portion	$ 52.3	$ 53.3	$ 33.6